                                                                   June 30, 1999


                                                     Evergreen Select
                                                    Equity Index Fund
                                                        Annual Report



                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

                               Table of Contents

Letter to Shareholders.....................................................  1
Fund at a Glance...........................................................  2
Portfolio Manager Commentary...............................................  3
Financial Highlights.......................................................  5
Schedule of Investments....................................................  8
Statement of Assets and Liabilities........................................ 15
Statement of Operations.................................................... 16
Statements of Changes in Net Assets........................................ 17
Combined Notes to Financial Statements..................................... 18
Independent Auditors' Report............................................... 23
Additional Information..................................................... 24

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               ---------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed
               ---------------------------------------------------------------

                           Evergreen Distributor, Inc.
              Evergreen(SM) is a Service Mark of Evergreen Investment
                                 Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                   August 1999

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Equity Index Fund annual report, which covers the twelve-month period ended June 30, 1999.

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

[PHOTO OF DAVID C. FRANCIS APPEARS HERE]

Continued Strength in the Domestic Economy

After stock markets around the world, including the United States, declined dramatically last summer and into the early fall, the Federal Reserve's actions to lower interest rates in late 1998 helped restore investor confidence. The U.S. stock market rallied strongly during the final quarter of 1998 and into the first half of 1999.

Throughout the period, the strong performance of large capitalization growth stocks continued. Investors who focused on this small group of stocks, particularly technology stocks, fared well. After long periods of lagging performance in many areas of the market, participation broadened during the second quarter of 1999 to include both value stocks and small company stocks. Currently, the stock market is responding positively to the combination of low inflation, low interest rates and low unemployment. The economy appears strong and investor confidence seems high. We remain cautiously optimistic about the stock market.

Year 2000 Preparation/1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the year 2000 and beyond. As of the end of August, when this report was finalized, we have completed the testing of internal systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/s/ David C. Francis

David C. Francis, C.F.A.
Managing Director
Chief Investment Officer
First Capital Group - FUNB

/1/ The information above constitutes Year 2000 readiness disclosure.

                                    EVERGREEN
                            Select Equity Index Fund
                      Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE

                                   Philosophy

The Evergreen Select Equity Index Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

                                     Process

The Fund invests only in stocks represented in the Standard and Poor's 500 Index. The Fund's cash position is invested in index futures to attempt to minimize tracking error. Portfolio turnover is minimal and is the result of index compositional changes.

                                    Benchmark

                                  S&P 500 Index

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of (1) the Fund's Class I Shares from 7/27/1998 to the inception of Classes A, B, and C (2) the Class Y Shares of the Fund's predecessor, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and (3) the Class Y Shares of the Fund's predecessor, Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Neither Class Y nor Class I pays a 12b-1 fee. If these fees had been reflected, returns would have been lower.
Historical performance shown for Class IS prior to its inception is based on the performance of (1) the Class A Shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1998(2) the Class Y Shares of the Fund's predecessor CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996 and (3) the Class Y Shares of the Fund's predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. Performance of Class Y for CoreFund Equity Index and Class Y for Viking Index Fund has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class Y pays no 12b-1 fee. If these fees had been reflected, returns would have been lower.
Historical performance shown for Class I prior to its inception is based on the performance of the Class Y Shares of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991.

                                                      PERFORMANCE AND RETURNS

Portfolio Inception
Date: 02/14/85                            Class I           Class IS          Class A           Class B           Class C
Class Inception Date                      02/14/85          10/09/96          11/04/98          11/03/98          04/30/99
Average Annual Returns*
1 year with sales charge                      n/a               n/a             16.00%            16.35%            20.82%
1 year w/o sales change                     22.03%            21.70%            21.79%            21.24%            21.82%
3 years                                     28.45%            28.29%            26.30%            27.56%            28.37%
5 years                                     27.08%            26.99%            25.81%            26.76%            27.04%
10 years                                    17.81%            17.77%            17.22%            17.74%            17.79%
Since Inception                             17.37%            17.34%            16.95%            17.31%            17.35%
12-month income
dividends per share                     $    0.51         $    0.40         $    0.27         $    0.08         $    0.02
12-month capital gain
distributions per share                 $    3.09         $    3.09         $    3.09         $    3.09                --

*Adjusted for maximum sales charge, unless noted.

                               LONG TERM GROWTH

                            [LINE GRAPH APPEAR HERE]

           Consumer Price Index - US        S&P 500         Select Equity Index

6/30/89             1,000,000              1,000,000             1,000,000
6/30/90             1,046,728              1,164,872             1,138,696
6/30/91             1,095,890              1,251,018             1,221,475
6/30/92             1,129,734              1,418,818             1,375,315
6/30/93             1,163,570              1,612,176             1,545,742
6/30/94             1,192,587              1,634,859             1,554,175
6/30/95             1,228,848              2,061,084             1,934,016
6/30/96             1,262,232              2,596,963             2,430,943
6/30/97             1,291,700              3,498,084             3,268,126
6/30/98             1,313,457              4,553,155             4,221,307
6/30/99             1,339,243              5,589,898             5,150,282

Comparison of change in value of a $1,000,000 investment in Evergreen Select Equity Index Fund Class I, The Consumer Price Index (CPI) and the Standard & Poors 500 Index (S&P500).

                                    EVERGREEN
                            Select Equity Index Fund
                          Portfolio Manager Commentary

Portfolio Management

[PHOTO OF ERIC M. TEAL APPEARS HERE]

Eric M. Teal has managed Evergreen Select Equity Index Fund since December 1998. Mr. Teal, vice president and quantitative equity analyst, joined FUNB in September 1993 and currently heads the Quantitative Analysis/Portfolio Management Unit within FUNB. He also manages Evergreen Select Diversified Value Fund and is responsible for risk analysis and quantitative management for other Evergreen Select Equity Funds.

Performance

We are pleased to present the first annual report for the Evergreen Select Equity Index Fund. For the fiscal year ended June 30, 1999, the Fund's Class I shares returned 22.03% versus 22.76% for the Standard & Poor's 500 Index (S&P
500). During the year relative results improved significantly by applying tighter quantitative controls and reducing overall tracking error.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                 $757,942,140
Number of Issues                          497
P/E Ratio                               30.4x
Beta                                     1.00

Investment Process

The Evergreen Select Equity Index Fund is managed to replicate the S&P 500. The objective of the Fund is to capture the return of the benchmark with minimal tracking error and turnover. Currently, the portfolio holds 99% of the stocks within the S&P 500 to minimize dispersion between the Fund and the benchmark. Our management style utilizes quantitative tools to minimize tracking error, while free cash is invested in index futures to further minimize potential shortfalls.

During the first six months of the fiscal year, the Fund's relative performance fell slightly behind the benchmark due to lack of representation in certain S&P 500 stocks; however, increasing the number of holdings by approximately 10% has reduced tracking error. The increased quantitative focus and lower tracking error have significantly improved performance results. Year-to-date, according to Lipper Analytical Services, the Fund ranks in the top third of the S&P 500 index funds.

                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

              Information Services & Technology            13.8%
              Healthcare Products & Services               10.6%
              Finance & Insurance                           9.1%
              Utilities-Telephone                           6.7%
              Banks                                         6.3%

                                    EVERGREEN
                            Select Equity Index Fund
                          Portfolio Manager Commentary

Investment Highlights

Fund composition is directly affected by changes within the S&P 500. During the past year, we have seen a significant increase in mergers and acquisition deals among companies within the index. Consolidation in the energy sector, e.g., Exxon/Mobil and BP Amoco/Atlantic Richfield; the banking industry, e.g., Deutsche Bank/Bankers Trust and BankAmerica/Nationsbank; the communication sector, e.g., Vodafone/Airtouch Communications; and the automotive industry, e.g., Daimler/Chrysler, are a few areas that have created vacancies in the index.

Some of the additions have included the internet company, America Online; electronic retailer, Best Buy; and the brokerage firm, Paine Webber. The trend in consolidation among large cap stocks should continue with many mergers pending. This will allow other exciting companies that best reflect the economy to be added to the S&P 500 and the Fund.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

             Microsoft Corp.                                 3.9%
             General Electric Co.                            3.2%
             International Business Machines Corp.           2.0%
             Wal-Mart Stores, Inc.                           1.8%
             Cisco Systems, Inc.                             1.7%
             Lucent Technologies, Inc.                       1.7%
             Intel Corp.                                     1.7%
             Exxon Corp.                                     1.6%
             AT&T Corp.                                      1.5%
             Merck & Co., Inc.                               1.5%

                                   EVERGREEN
                            Select Equity Index Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended June 30,
                           -----------------------------------------------------
                           1999 (a)  1998 (a)  1997 (a)  1996 (a)(b) 1995 (a)(b)
--------------------------------------------------------------------------------
 CLASS I
--------------------------------------------------------------------------------
 Net asset value,
  beginning of period      $  46.27  $  37.39  $  28.47   $  23.79    $  20.54
                           ========  ========  ========   ========    ========
 Income from investment
  operations
 Net investment income         0.54      0.50      0.51       0.51        0.52
 Net realized and
  unrealized gains on
  securities and futures
  contracts                    8.85     10.12      9.16       5.47        4.24
                           --------  --------  --------   --------    --------
 Total from investment
  operations                   9.39     10.62      9.67       5.98        4.76
                           --------  --------  --------   --------    --------
 Distributions to
  shareholders from
 Net investment income        (0.51)    (0.50)    (0.51)     (0.51)      (0.52)

 Net realized gains           (3.09)    (1.24)    (0.24)     (0.79)      (0.99)
                           --------  --------  --------   --------    --------

 Total distributions          (3.60)    (1.74)    (0.75)     (1.30)      (1.51)
                           --------  --------  --------   --------    --------
 Net asset value, end of
  period                   $  52.06  $  46.27  $  37.39   $  28.47    $  23.79
                           ========  ========  ========   ========    ========

 Total return                 22.03%    29.17%    34.44%     25.69%      24.45%
 Ratios and supplemental
  data
 Net assets end of period
  (thousands)              $570,864  $315,920  $241,413   $166,350    $112,533
 Ratios to average net
  assets
 Expenses*                     0.30%     0.38%     0.37%      0.35%       0.37%
 Net investment income         1.19%     1.19%     1.63%      1.94%       2.48%
 Portfolio turnover rate         21%       12%       11%        13%         27%

                                            Year Ended June 30,
                                       -------------------------------
                                       1999 (a)  1998 (a)  1997 (a)(c)
----------------------------------------------------------------------
 CLASS IS
----------------------------------------------------------------------
 Net asset value, beginning of period  $ 46.27   $ 37.37     $29.62
                                       =======   =======     ======
 Income from investment operations
 Net investment income                    0.45      0.49       0.32
 Net realized and unrealized gains on
  securities and futures contracts        8.81     10.12       8.05
                                       -------   -------     ------
 Total from investment operations         9.26     10.61       8.37
                                       -------   -------     ------
 Distributions to shareholders from
 Net investment income                   (0.40)    (0.47)     (0.38)
 Net realized gains                      (3.09)    (1.24)     (0.24)
                                       -------   -------     ------
 Total distributions                     (3.49)    (1.71)     (0.62)
                                       -------   -------     ------
 Net asset value, end of period        $ 52.04   $ 46.27     $37.37
                                       =======   =======     ======
 Total return                            21.70%    29.17%     28.58%
 Ratios and supplemental data
 Net assets end of period (thousands)  $38,051   $11,944     $4,507
 Ratios to average net assets
 Expenses*                                0.55%     0.38%      0.37%+
 Net investment income                    0.95%     1.19%      1.51%+
 Portfolio turnover rate                    21%       12%        11%

(a) On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Select Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund, Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, had an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survi-vor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
(b) On April 22, 1996, the Class A shares of CoreFund were redesignated as Class Y shares of CoreFund.
(c) For the period from October 9, 1996 (commencement of class operations) to June 30, 1997.
+   Annualized.
* The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                       See Notes to Financial Statements.

                                   EVERGREEN
                            Select Equity Index Fund

                              Financial Highlights
                (For a share outstanding throughout the period)

                                                                Period Ended
                                                              June 30, 1999 (a)
------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------
 Net asset value, beginning of period                              $ 45.23
                                                                   =======
 Income from investment operations
 Net investment income                                                0.29
 Net realized and unrealized gains on securities and futures
  contracts                                                           9.87
                                                                   -------
 Total from investment operations                                    10.16
                                                                   -------
 Distributions to shareholders from
 Net investment income                                               (0.27)
 Net realized gains                                                  (3.09)
                                                                   -------
 Total distributions                                                 (3.36)
                                                                   -------
 Net asset value, end of period                                    $ 52.03
                                                                   =======
 Total return*                                                       24.08%
 Ratios and supplemental data
 Net assets end of period (thousands)                              $38,203
 Ratios to average net assets
 Expenses**                                                           0.55%+
 Net investment income                                                0.96%+
 Portfolio turnover rate                                                21%

                                                                Period Ended
                                                              June 30, 1999 (b)
------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------
 Net asset value, beginning of period                             $  45.26
                                                                  ========
 Income from investment operations
 Net investment income                                                0.08
 Net realized and unrealized gains on securities and futures
  contracts                                                           9.83
                                                                  --------
 Total from investment operations                                     9.91
                                                                  --------
 Distributions to shareholders from
 Net investment income                                               (0.08)
 Net realized gains                                                  (3.09)
                                                                  --------
 Total distributions                                                 (3.17)
                                                                  --------
 Net asset value, end of period                                   $  52.00
                                                                  ========
 Total return*                                                       23.44%
 Ratios and supplemental data
 Net assets end of period (thousands)                             $107,334
 Ratios to average net assets
 Expenses**                                                           1.31%+
 Net investment income                                                0.21%+
 Portfolio turnover rate                                                21%

(a) For the period from November 4, 1998 (commencement of class operations) to June 30, 1999.
(b) For the period from November 3, 1998 (commencement of class operations) to June 30, 1999.
+   Annualized.
*   Excluding applicable sales charges.
** The ratio of expenses to average net assets includes fee waivers and ex-cludes fee credits.

                       See Notes to Financial Statements.

                                   EVERGREEN
                            Select Equity Index Fund

                              Financial Highlights
                (For a share outstanding throughout the period)

                                                                Period Ended
                                                              June 30, 1999 (a)
------------------------------------------------------------------------------
 CLASS C
------------------------------------------------------------------------------
 Net asset value beginning of period                               $50.95
                                                                   ======
 Income from investment operations
 Net investment income                                               0.02
 Net realized and unrealized gains on securities and futures
  contracts                                                          1.11
                                                                   ------
 Total from investment operations                                    1.13
                                                                   ------
 Distributions to shareholders from
 Net investment income                                              (0.02)
                                                                   ------
 Total distributions                                                (0.02)
                                                                   ------
 Net asset value, end of period                                    $52.06
                                                                   ======
 Total return*                                                       2.22%
 Ratios and supplemental data
 Net assets end of period (thousands)                              $3,489
 Ratios to average net assets
 Expenses**                                                          1.31%+
 Net investment income                                               0.27%+
 Portfolio turnover rate                                               21%

(a) For the period from April 30, 1999 (commencement of class operations) to June 30, 1999.
+   Annualized.
*   Excluding applicable sales charges.
** The ratio of expenses to average net assets includes fee waivers and ex-cludes fee credits.

                       See Notes to Financial Statements.

                                   EVERGREEN
                            Select Equity Index Fund

                            Schedule of Investments
                                 June 30, 1999

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 96.3%
         Advertising & Related Services - 0.1%
   8,500 Interpublic Group of Co., Inc. .........................   $    736,313
                                                                    ------------
         Aerospace & Defense - 1.2%
  65,070 Boeing Co. .............................................      2,875,281
   7,400 General Dynamics Corp. .................................        506,900
   5,900 Goodrich (B.F.) Co. ....................................        250,750
  25,800 Lockheed Martin Corp. ..................................        961,050
   5,300 Northrop Grumman Corp. .................................        351,456
  20,600 Raytheon Co. Cl. B......................................      1,449,725
  11,600 Rockwell International Corp. ...........................        704,700
  30,400 United Technologies Corp. ..............................      2,179,300
                                                                    ------------
                                                                       9,279,162
                                                                    ------------
         Automotive Equipment & Manufacturing - 1.4%
   6,200 Cooper Tire & Rubber Co. ...............................        146,475
   9,913 Dana Corp. .............................................        456,617
  35,515 Delphi Automotive Systems Corp. ........................        659,247
  78,100 Ford Motor Co. .........................................      4,407,769
  41,800 General Motors Corp. ...................................      2,758,800
   9,100 Genuine Parts Co. ......................................        318,500
  11,280 Goodyear Tire & Rubber Co. .............................        663,405
   4,300 Johnson Controls, Inc. .................................        298,044
   5,000 *Navistar International Corp., Inc. ....................        250,000
   4,000 Paccar, Inc. ...........................................        213,500
   9,000 Pep Boys-Manny Moe & Jack...............................        194,625
   8,000 TRW, Inc. ..............................................        439,000
                                                                    ------------
                                                                      10,805,982
                                                                    ------------
         Banks - 6.3%
  11,250 AmSouth Bancorp.........................................        260,859
  47,200 Bank of New York Co., Inc. .............................      1,731,650
  75,399 Bank One Corp. .........................................      4,490,953
 113,143 BankAmerica Corp. ......................................      8,294,796
  17,800 BankBoston Corp. .......................................        910,025
  21,800 BB&T Corp. .............................................        799,787
  54,532 Chase Manhattan Corp. ..................................      4,723,834
   8,850 Comerica, Inc. .........................................        526,022
  17,250 Fifth Third Bancorp.....................................      1,148,203
  64,560 **First Union Corp. ....................................      3,034,320
  47,000 Firstar Corp. ..........................................      1,316,000
  35,602 Fleet Financial Group, Inc. ............................      1,579,839
  11,600 Huntington Bancshares, Inc. ............................        406,000
  27,200 KeyCorp.................................................        873,800
  38,600 Mellon Bank Corp. ......................................      1,404,075
   8,900 Mercantile Bancorp, Inc. ...............................        508,413
  20,800 National City Corp. ....................................      1,362,400
   6,600 Northern Trust Corp. ...................................        640,200
  21,200 PNC Bank Corp. .........................................      1,221,650
  13,400 Regions Financial Corp. ................................        515,063
   8,500 Republic New York Corp. ................................        579,594
  10,500 SouthTrust Corp. .......................................        402,938
   9,600 State Street Corp. .....................................        819,600
  12,600 Summit Bancorp..........................................        526,838
  21,600 Suntrust Banks, Inc. ...................................      1,499,850
  22,300 Synovus Financial Corp. ................................        443,213

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Banks - continued
  11,100 Union Planters Corp. ...................................   $    496,031
  46,238 US Bancorp..............................................      1,572,092
  13,800 Wachovia Corp. .........................................      1,180,762
 106,530 Wells Fargo Co. ........................................      4,554,157
                                                                    ------------
                                                                      47,822,964
                                                                    ------------
         Building, Construction &
          Furnishings - 0.2%
   2,400 Armstrong World Industries, Inc. .......................        138,750
   2,100 Centex Corp. ...........................................         78,881
   6,500 Fleetwood Enterprises, Inc. ............................        171,844
  10,000 Foster Wheeler Corp. ...................................        141,250
   4,400 Kaufman & Broad Home Corp. .............................        109,450
  21,500 Masco Corp. ............................................        620,813
   2,800 Owens Corning ..........................................         96,250
   4,400 Pulte Corp. ............................................        101,475
  10,700 Sherwin Williams Co. ...................................        296,925
                                                                    ------------
                                                                       1,755,638
                                                                    ------------
         Business Equipment & Services - 1.1%
  40,845 Automatic Data Processing, Inc. ........................      1,797,180
  11,600 *Computer Sciences Corp. ...............................        802,575
   5,600 De Luxe Corp. ..........................................        218,050
  10,000 Dun & Bradstreet Corp. .................................        354,375
   7,400 Equifax, Inc. ..........................................        264,087
  27,600 First Data Corp. .......................................      1,350,675
  11,500 Ikon Office Solutions, Inc. ............................        172,500
  16,950 Paychex, Inc. ..........................................        540,281
  18,000 *Seagate Technology.....................................        461,250
   7,000 *Thermo Electron Corp. .................................        140,438
  43,900 Xerox Corp. ............................................      2,592,844
                                                                    ------------
                                                                       8,694,255
                                                                    ------------
         Capital Goods - 0.4%
   3,800 Case Corp. .............................................        182,875
  23,100 Caterpillar, Inc. ......................................      1,386,000
  14,500 Deere & Co. ............................................        574,563
   9,800 Ingersoll Rand Co. .....................................        633,325
                                                                    ------------
                                                                       2,776,763
                                                                    ------------
         Chemical & Agricultural
          Products - 1.8%
  14,700 Air Products & Chemicals, Inc. .........................        591,675
  14,350 Dow Chemical Co. .......................................      1,820,656
  72,700 Du Pont (E. I.) De Nemours & Co. .......................      4,966,319
   4,000 Eastman Chemical Co. ...................................        207,000
   8,300 Engelhard Corp. ........................................        187,787
   2,400 *FMC Corp. .............................................        163,950
   9,900 *Grace (W.R.) & Co. ....................................        181,912
   5,500 Great Lakes Chemical Corp. .............................        253,344
   6,700 Hercules, Inc. .........................................        263,394
  40,400 Monsanto Co. ...........................................      1,593,275
   6,400 Nalco Chemical Co. .....................................        332,000
  14,200 Pioneer Hi-Bred International, Inc. ....................        552,912
  11,400 PPG Industries, Inc. ...................................        673,312
  12,100 Praxair, Inc. ..........................................        592,144
  12,075 Rohm & Haas Co. ........................................        517,716

                                   EVERGREEN
                            Select Equity Index Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Chemical & Agricultural
          Products - continued
   5,000 Sigma-Aldrich Corp. ....................................   $    172,188
   7,700 Union Carbide Corp. ....................................        375,375
                                                                    ------------
                                                                      13,444,959
                                                                    ------------
         Communication Systems &
          Services - 5.1%
  13,100 *Andrew Corp. ..........................................        248,081
 205,600 *Cisco Systems, Inc. ...................................     13,222,650
 195,990 Lucent Technologies, Inc. ..............................     13,217,076
 120,600 *MCI WorldCom, Inc. ....................................     10,379,138
  25,700 *Tellabs, Inc. .........................................      1,736,356
                                                                    ------------
                                                                      38,803,301
                                                                    ------------
         Consumer Products & Services - 3.5%
   6,300 Alberto Culver Co. Cl. B................................        167,738
   5,000 American Greetings Corp. Cl. A..........................        150,625
  16,200 Avon Products, Inc. ....................................        899,100
   5,900 Black & Decker Corp. ...................................        372,437
  47,802 *Cendant Corp. .........................................        979,941
   7,900 Clorox Co. .............................................        843,819
  18,792 Colgate-Palmolive Co. ..................................      1,855,710
  20,700 Eastman Kodak Co. ......................................      1,402,425
  15,400 Fort James Corp. .......................................        583,275
  70,000 Gillette Co. ...........................................      2,870,000
   6,200 H & R Block, Inc. ......................................        310,000
   9,900 Hasbro, Inc. ...........................................        276,581
   9,800 International Flavors & Fragrances, Inc. ...............        434,875
  10,200 Jostens, Inc. ..........................................        214,838
   3,300 Liz Claiborne, Inc. ....................................        120,450
  23,850 Mattel, Inc. ...........................................        630,534
   6,000 Maytag Corp. ...........................................        418,125
  18,191 Newell Rubbermaid, Inc. ................................        845,881
  17,600 Nike, Inc. Cl. B........................................      1,114,300
   7,500 Polaroid Corp. .........................................        207,188
  87,100 Procter & Gamble Co. ...................................      7,773,675
  15,000 Service Corp. International.............................        288,750
   6,600 Stanley Works...........................................        212,438
   8,000 Tupperware Corp. .......................................        204,000
  32,675 Unilever NV.............................................      2,279,081
  10,400 UST, Inc. ..............................................        304,200
   5,600 Whirlpool Corp. ........................................        414,400
                                                                    ------------
                                                                      26,174,386
                                                                    ------------
         Diversified Companies - 1.6%
  34,700 Allied Signal, Inc. ....................................      2,186,100
   5,200 Cooper Industries, Inc. ................................        270,400
   3,400 Fluor Corp. ............................................        137,700
   7,900 Harris Corp. ...........................................        309,581
   5,200 ITT Industries, Inc. ...................................        198,250
  26,100 Minnesota Mining & Manufacturing Co. ...................      2,269,069
   5,500 National Service Industries, Inc. ......................        198,000
   7,800 *Owens Illinois, Inc. ..................................        254,963
   9,100 Raychem Corp. ..........................................        336,700
   8,600 Tenneco, Inc. ..........................................        205,325
  10,000 Textron, Inc. ..........................................        823,125
  53,159 Tyco International Ltd. ................................      5,036,815
                                                                    ------------
                                                                      12,226,028
                                                                    ------------

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Electrical Equipment & Services - 4.1%
  13,400 *Data General Corp. ....................................   $    195,137
  29,100 Emerson Electric Co. ...................................      1,829,662
 212,200 General Electric Co. ...................................     23,978,600
  39,400 Motorola, Inc. .........................................      3,733,150
  15,300 *Solectron Corp. .......................................      1,020,319
   4,100 Tektronix, Inc. ........................................        123,769
   4,400 Thomas & Betts Corp. ...................................        207,900
                                                                    ------------
                                                                      31,088,537
                                                                    ------------
         Electronic Equipment & Services - 0.6%
   6,400 *KLA-Tencor Corp. ......................................        415,200
  14,500 *Micron Technology, Inc. ...............................        584,531
  25,300 Texas Instruments, Inc. ................................      3,668,500
                                                                    ------------
                                                                       4,668,231
                                                                    ------------
         Energy - 0.1%
  19,400 Occidental Petroleum Corp. .............................        409,825
                                                                    ------------
         Environmental Services - 0.3%
   4,200 Millipore Corp. ........................................        170,363
  40,120 Waste Management, Inc. .................................      2,156,450
                                                                    ------------
                                                                       2,326,813
                                                                    ------------
         Finance & Insurance - 9.1%
  10,208 Aetna, Inc. ............................................        912,978
  16,700 AFLAC, Inc. ............................................        799,512
  53,400 Allstate Corp. .........................................      1,915,725
  29,300 American Express Co. ...................................      3,812,662
  15,916 American General Corp. .................................      1,199,668
  80,521 American International Group, Inc. .....................      9,425,990
  16,125 Aon Corp. ..............................................        665,156
  45,448 Associates First Capital Corp. Cl. A....................      2,013,914
   6,510 Bear Stearns Cos, Inc. .................................        304,343
  14,800 Capital One Financial Corp. ............................        824,175
  10,500 Chubb Corp. ............................................        729,750
  13,000 CIGNA Corp. ............................................      1,157,000
  10,400 Cincinnati Financial Corp. .............................        390,650
 219,093 Citigroup, Inc. ........................................     10,406,917
  19,607 Conseco, Inc. ..........................................        596,788
   7,500 Countrywide Credit Industries, Inc. ....................        320,625
  44,800 Federal Home Loan Mortgage Corp. .......................      2,598,400
  65,200 Federal National Mortgage Assoc. .......................      4,458,050
  15,100 Franklin Resources, Inc. ...............................        613,438
  13,800 Hartford Financial Services Group, Inc. ................        804,712
  31,359 Household International, Inc. ..........................      1,485,633
  11,000 J.P. Morgan & Co., Inc. ................................      1,545,500
   7,800 Jefferson Pilot Corp. ..................................        516,263
   8,800 Lehman Brothers Holdings, Inc. .........................        547,800
  12,000 Lincoln National Corp. .................................        627,750
   7,000 Loews Corp. ............................................        553,875
  16,000 Marsh & McLennan Co., Inc. .............................      1,208,000
   7,800 MBIA, Inc. .............................................        505,050
  52,630 MBNA Corp. .............................................      1,611,794
  25,800 Merrill Lynch & Co., Inc. ..............................      2,062,387
   7,500 MGIC Investment Corp. ..................................        364,688
  36,300 Morgan Stanley, Dean Witter & Co. ......................      3,720,750
   8,200 Paine Webber Group, Inc. ...............................        383,350
  10,500 Potlatch Corp. .........................................        461,344

                                   EVERGREEN
                            Select Equity Index Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Finance & Insurance - continued
   4,700 Progressive Corp. Ohio..................................   $    681,500
  10,900 Provident Co., Inc. ....................................        436,000
   9,100 Providian Financial Corp. ..............................        850,850
  11,900 SAFECO Corp. ...........................................        525,088
  27,400 Schwab (Charles) & Co., Inc. ...........................      3,010,575
  10,100 SLM Holding Corp. ......................................        462,706
  15,916 St. Paul Companies, Inc. ...............................        506,328
   7,100 Torchmark Corp. ........................................        242,288
   7,200 Transamerica Corp. .....................................        540,000
   7,800 UNUM Corp. .............................................        427,050
  41,310 Washington Mutual, Inc. ................................      1,461,341
                                                                    ------------
                                                                      68,688,363
                                                                    ------------
         Food & Beverage Products - 6.1%
  25,795 Albertsons, Inc. .......................................      1,330,055
  32,300 Anheuser Busch Companies, Inc. .........................      2,291,281
  42,640 Archer Daniels Midland Co. .............................        658,255
  19,000 Bestfoods...............................................        940,500
   3,700 Brown Forman Corp. Cl. B................................        241,194
  31,300 Campbell Soup Co. ......................................      1,451,537
 159,110 Coca Cola Co. ..........................................      9,944,375
  28,800 Coca Cola Enterprises, Inc. ............................        856,800
  35,400 Conagra, Inc. ..........................................        942,525
   3,500 Coors Adolph Co. Cl. B..................................        173,250
  10,500 Darden Restaurants, Inc. ...............................        229,031
  12,000 Fortune Brands, Inc. ...................................        496,500
   9,400 General Mills, Inc. ....................................        755,525
   9,100 Great Atlantic & Pacific Tea, Inc. .....................        307,694
  23,450 H.J. Heinz Co. .........................................      1,175,431
   8,200 Hershey Foods Corp. ....................................        486,875
  27,900 Kellogg Co. ............................................        920,700
  52,800 *Kroger Co. ............................................      1,475,100
  87,500 McDonald's Corp. .......................................      3,614,844
  24,000 Nabisco Group Holding Corp. ............................        469,500
  95,200 Pepsico, Inc. ..........................................      3,683,050
 154,800 Philip Morris Companies, Inc. ..........................      6,221,025
   7,900 Quaker Oats Co. ........................................        524,362
  22,700 Ralston Purina Co. .....................................        690,931
  32,600 *Safeway, Inc. .........................................      1,613,700
  57,700 Sara Lee Corp. .........................................      1,309,069
  26,400 Seagram Co. Ltd. .......................................      1,329,900
  19,100 Sysco Corp. ............................................        569,419
  10,000 *Tricon Global Restaurants, Inc. .......................        541,250
   5,800 Wendy's International, Inc. ............................        164,213
   8,500 Winn Dixie Stores, Inc. ................................        313,969
   6,900 Wrigley (WM.) Junior Co. ...............................        621,000
                                                                    ------------
                                                                      46,342,860
                                                                    ------------
         Forest Products - 0.0%
   5,800 Willamette Industries, Inc. ............................        267,163
                                                                    ------------
         Gold Mining - 0.0%
  49,400 *Battle Mountain Gold Co. ..............................        120,412
  13,300 Homestake Mining Co. ...................................        108,894
                                                                    ------------
                                                                         229,306
                                                                    ------------

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Healthcare Products &
          Services - 10.6%
  99,100 Abbott Laboratories.....................................   $  4,509,050
   4,300 Allergan, Inc. .........................................        477,300
   6,400 *Alza Corp. ............................................        325,600
  84,400 American Home Products Corp. ...........................      4,853,000
  33,500 *Amgen, Inc. ...........................................      2,039,312
   4,400 Bard C R, Inc. .........................................        210,375
   3,800 Bausch & Lomb, Inc. ....................................        290,700
  18,100 Baxter International, Inc. .............................      1,097,312
   5,700 Biomet, Inc. ...........................................        226,575
  27,100 *Boston Scientific Corp. ...............................      1,190,706
 128,800 Bristol-Myers Squibb Co. ...............................      9,072,350
  18,700 Cardinal Health, Inc. ..................................      1,199,137
  37,950 Columbia/HCA Healthcare Corp. ..........................        865,734
  18,100 *Guidant Corp. .........................................        931,019
   7,600 *HCR Manor Care, Inc. ..................................        183,825
  25,300 *HEALTHSOUTH Corp. .....................................        377,919
  22,200 *Humana, Inc. ..........................................        287,213
  18,200 IMS Health, Inc. .......................................        568,750
  87,200 Johnson & Johnson.......................................      8,545,600
   1,997 *LifePoint Hospitals, Inc. .............................         26,835
  72,400 Lilly (Eli) & Co. ......................................      5,185,650
   6,500 Mallinckrodt, Inc. .....................................        236,438
  17,829 McKesson HBOC, Inc. ....................................        572,757
  36,800 Medtronic, Inc. ........................................      2,865,800
 153,100 Merck & Co., Inc. ......................................     11,329,400
   4,000 PE Corp-PE Biosystems Group.............................        459,000
  84,100 Pfizer, Inc. ...........................................      9,229,975
  33,755 Pharmacia & Upjohn, Inc. ...............................      1,917,706
  94,900 Schering-Plough Corp. ..................................      5,029,700
   4,300 Shared Medical System Corp. ............................        280,575
   5,200 *St. Jude Medical, Inc. ................................        185,250
  20,000 *Tenet Healthcare Corp. ................................        371,250
  11,400 United Healthcare Corp. ................................        713,925
  54,300 Warner-Lambert Co. .....................................      3,767,062
   7,800 *Watson Pharmaceuticals, Inc. ..........................        273,488
   3,500 *Wellpoint Health Networks, Inc. Cl. A..................        297,062
                                                                    ------------
                                                                      79,993,350
                                                                    ------------
         Industrial Specialty Products & Services - 1.0%
   7,300 *Advanced Micro Devices, Inc. ..........................        131,856
   4,000 Bemis Co., Inc. ........................................        159,000
   8,800 Browning Ferris Industries, Inc. .......................        378,400
  15,400 Corning, Inc. ..........................................      1,079,925
   4,675 Crane Co. ..............................................        146,970
   5,600 Cummins Engine, Inc. ...................................        319,900
   7,700 Danaher Corp. ..........................................        447,563
  13,300 Dover Corp. ............................................        465,500
   4,400 Eaton Corp. ............................................        404,800
  10,500 Ecolab, Inc. ...........................................        458,062
   4,500 EG&G, Inc. .............................................        160,313
   7,800 Honeywell, Inc. ........................................        903,825
  15,700 Illinois Tool Works, Inc. ..............................      1,287,400
  10,400 McDermott International, Inc. ..........................        293,800

                                   EVERGREEN
                            Select Equity Index Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Industrial Specialty Products & Services - continued
   1,400 Nacco Industries, Inc. Cl. A............................   $    102,900
   5,700 Pall Corp. .............................................        126,469
   5,275 Parker Hannifin Corp. ..................................        241,331
   3,700 Snap-on, Inc. ..........................................        133,894
   6,300 Timken Co. .............................................        122,850
                                                                    ------------
                                                                       7,364,758
                                                                    ------------
         Information Services &
          Technology - 13.8%
  25,100 *3Com Corp. ............................................        669,856
   4,700 Adobe Systems, Inc. ....................................        386,134
  70,000 *America Online, Inc. ..................................      7,735,000
  11,100 *Apple Computer.........................................        514,069
  23,500 *Applied Materials, Inc. ...............................      1,736,062
   5,000 Autodesk, Inc. .........................................        147,813
  14,900 *BMC Software, Inc. ....................................        804,600
  20,500 *Cabletron Systems, Inc. ...............................        266,500
   7,200 *Ceridian Corp. ........................................        235,350
 107,285 Compaq Computer Corp. ..................................      2,541,313
  34,875 Computer Associates International, Inc. ................      1,918,125
  23,500 *Compuware Corp. .......................................        747,594
 164,500 *Dell Computer Corp. ...................................      6,086,500
  32,500 Electronic Data Systems Corp. ..........................      1,838,281
  64,610 *EMC Corp. .............................................      3,553,550
   8,800 *Gateway, Inc. .........................................        519,200
  66,800 Hewlett-Packard Co. ....................................      6,713,400
 214,400 Intel Corp. ............................................     12,756,800
 118,700 International Business Machines Corp. ..................     15,341,975
   8,800 *LSI Logic..............................................        405,900
 331,100 *Microsoft Corp. .......................................     29,861,081
  17,500 *National Semiconductor Corp. ..........................        442,969
   4,600 *Network Appliance, Inc. ...............................        257,025
  20,200 *Novell, Inc. ..........................................        535,300
  91,093 *Oracle Systems Corp. ..................................      3,381,828
  13,700 *Parametric Technology Corp. ...........................        190,088
  11,700 *Peoplesoft, Inc. ......................................        201,825
  20,300 *Silicon Graphics, Inc. ................................        332,413
  49,900 *Sun Microsystems, Inc. ................................      3,436,862
  17,100 *Unisys Corp. ..........................................        665,831
                                                                    ------------
                                                                     104,223,244
                                                                    ------------
         Leisure & Tourism - 0.3%
   5,600 Brunswick Corp. ........................................        156,100
  40,600 Carnival, Corp. Cl. A...................................      1,969,100
  13,100 Hilton Hotels Corp. ....................................        185,856
  13,400 *Mirage Resorts, Inc. ..................................        224,450
                                                                    ------------
                                                                       2,535,506
                                                                    ------------
         Metals & Mining - 0.1%
  30,700 Barrick Gold Corp. .....................................        594,813
   8,470 Newmont Mining Corp. ...................................        168,341
                                                                    ------------
                                                                         763,154
                                                                    ------------
         Machinery - Diversified - 0.0%
   6,700 Milacron, Inc. .........................................        123,950
                                                                    ------------

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Manufacturing - Distributing - 0.0%
   1,500 Briggs & Stratton Corp. ................................   $     86,625
                                                                    ------------
         Metal Products & Services - 0.6%
  12,500 Alcan Aluminum Ltd. ....................................        399,219
  22,600 Alcoa, Inc. ............................................      1,398,375
  12,300 Allegheny Teldyne, Inc. ................................        278,287
   6,500 Asarco, Inc. ...........................................        122,281
  15,000 Becton Dickinson & Co. .................................        450,000
   8,200 Crown Cork & Seal Co., Inc. ............................        233,700
  11,600 Cyprus Amax Minerals Co. ...............................        176,175
  16,000 Freeport McMoran Copper & Gold, Inc. Cl. B..............        287,000
   7,600 Inco Ltd. ..............................................        136,800
   4,400 Nucor Corp. ............................................        208,725
   2,900 Phelps Dodge Corp. .....................................        179,619
  17,400 Placer Dome, Inc. ......................................        205,538
   3,500 Reynolds Metals Co. ....................................        206,500
   8,000 USX United States Steel Group...........................        216,000
   4,800 Worthington Industries, Inc. ...........................         78,900
                                                                    ------------
                                                                       4,577,119
                                                                    ------------
         Office Equipment & Supplies - 0.1%
  16,900 Pitney Bowes, Inc. .....................................      1,085,825
                                                                    ------------
         Oil/Energy - 5.5%
   4,600 Amerada Hess Corp. .....................................        273,700
   8,100 Anadarko Petroleum Corp. ...............................        298,181
   6,800 Apache Corp. ...........................................        265,200
   3,900 Ashland, Inc. ..........................................        156,488
  21,400 Atlantic Richfield Co. .................................      1,788,237
   9,900 Burlington Resources, Inc. .............................        428,175
  42,500 Chevron Corp. ..........................................      4,045,469
  16,000 Coastal Corp. ..........................................        640,000
   6,000 Consolidated Natural Gas Co. ...........................        364,500
   7,500 Constellation Energy Group, Inc. .......................        222,188
  22,300 Enron Corp. ............................................      1,823,025
 157,500 Exxon Corp. ............................................     12,147,187
   7,292 Kerr-McGee Corp. .......................................        365,967
  50,300 Mobil Corp. ............................................      4,979,700
  14,800 Phillips Petroleum Co. .................................        744,625
  20,000 Reliant Energy, Inc. ...................................        552,500
 139,000 Royal Dutch Petroleum Co. ..............................      8,374,750
   5,000 Sonat, Inc. ............................................        165,625
   4,700 Sunoco, Inc. ...........................................        141,881
  35,400 Texaco, Inc. ...........................................      2,212,500
  14,629 Union Pacific Resource Group, Inc. .....................        238,636
  14,000 Unocal Corp. ...........................................        554,750
  22,300 USX Marathon Group......................................        726,144
                                                                    ------------
                                                                      41,509,428
                                                                    ------------
         Oil Field Services - 0.6%
  20,000 Baker Hughes, Inc. .....................................        670,000
  28,400 Halliburton Co. ........................................      1,285,100
   2,500 Helmerich & Payne, Inc. ................................         59,531
  14,900 *Rowan Cos, Inc. .......................................        274,719
  35,600 Schlumberger Ltd. ......................................      2,267,275
                                                                    ------------
                                                                       4,556,625
                                                                    ------------

                                   EVERGREEN
                            Select Equity Index Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Paper & Packaging - 0.9%
   7,400 Avery Dennison Corp. ..................................   $    446,775
   2,800 Ball Corp. ............................................        118,300
   4,200 Boise Cascade Corp. ...................................        180,075
   4,800 Champion International Corp. ..........................        229,800
  10,800 Georgia-Pacific Corp. .................................        511,650
  26,444 International Paper Co. ...............................      1,335,422
  34,104 Kimberly-Clark Corp. ..................................      1,943,928
  10,100 Louisiana Pacific Corp. ...............................        239,875
   7,400 Mead Corp. ............................................        308,950
   5,361 *Sealed Air Corp. .....................................        347,795
   2,800 Temple Inland, Inc. ...................................        191,100
   5,000 Westvaco Corp. ........................................        145,000
  13,006 Weyerhaeuser Co. ......................................        894,162
                                                                   ------------
                                                                      6,892,832
                                                                   ------------
         Printing, Publishing, Broadcasting & Entertainment -
           3.0%
  44,400 *CBS Corp. ............................................      1,928,625
  20,800 *Clear Channel Communications, Inc. ...................      1,433,900
  48,900 Comcast Corp. Cl. A....................................      1,879,594
 132,778 Disney (Walt) Co. .....................................      4,091,222
   6,800 Donnelley (R.R.) & Sons Co. ...........................        252,025
   7,900 Dow Jones & Co., Inc. .................................        419,194
  18,300 Gannett Co., Inc. .....................................      1,306,162
   9,300 *Harrahs Entertainment, Inc. ..........................        204,600
   7,200 *King World Productions, Inc. .........................        250,650
   4,000 Knight-Ridder, Inc. ...................................        219,750
  12,000 McGraw-Hill Companies, Inc. ...........................        647,250
   4,500 Meredith Corp. ........................................        155,813
  12,200 New York Times Co. Cl. A...............................        449,112
  11,500 Omnicom Group, Inc. ...................................        920,000
  78,800 Time Warner, Inc. .....................................      5,791,800
   4,000 Times Mirror Co. Ser. A................................        237,000
   7,000 Tribune Co. ...........................................        609,875
  44,552 *Viacom, Inc. Cl. B....................................      1,960,288
                                                                   ------------
                                                                     22,756,860
                                                                   ------------
         Real Estate - 0.1%
  14,600 Marriott International, Inc. Cl. A.....................        545,675
                                                                   ------------
         Retailing & Wholesale - 5.7%
   7,700 *Autozone, Inc. .......................................        231,963
  11,000 *Best Buy Co., Inc. ...................................        720,665
   6,100 Circuit City Stores, Inc. .............................        567,300
   5,000 *Consolidated Stores Corp. ............................        135,000
  15,400 *Costco Companies, Inc. ...............................      1,232,962
  27,100 CVS Corp. .............................................      1,375,325
  28,700 Dayton Hudson Corp. ...................................      1,865,500
   8,400 Dillards, Inc. Cl. A...................................        295,050
  11,625 Dollar General Corp. ..................................        337,125
  13,400 *Federated Department Stores, Inc. ....................        709,363
  57,200 Gap, Inc. .............................................      2,881,450
   3,600 Harcourt General, Inc. ................................        185,625
  95,498 Home Depot, Inc. ......................................      6,153,652
  18,300 J. C. Penney Co., Inc. ................................        888,694
  34,750 *K Mart Corp. .........................................        571,203

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Retailing & Wholesale - continued
  10,000 *Kohl's Corp. ..........................................   $    771,875
  14,094 Limited, Inc. ..........................................        639,515
   4,000 Longs Drug Stores Corp. ................................        138,250
  23,800 Lowe's Companies, Inc. .................................      1,349,162
  20,700 May Department Stores Co. ..............................        846,112
   9,500 Nordstrom, Inc. ........................................        318,250
  24,100 *Office Depot, Inc. ....................................        531,706
   8,000 Reebok International Ltd. ..............................        149,000
  14,700 Rite Aid Corp. .........................................        361,988
   3,100 Russell Corp. ..........................................         60,450
  25,900 Sears, Roebuck & Co. ...................................      1,154,169
  27,950 *Staples, Inc. .........................................        864,703
   9,000 Supervalu, Inc. ........................................        231,188
  12,000 Tandy Corp. ............................................        586,500
  19,700 TJX Co., Inc. ..........................................        656,256
  15,800 *Toys R Us, Inc. .......................................        326,863
   6,000 W.W. Grainger, Inc. ....................................        322,875
 289,390 Wal-Mart Stores, Inc. ..................................     13,963,067
  62,800 Walgreen Co. ...........................................      1,844,750
                                                                    ------------
                                                                      43,267,556
                                                                    ------------
         Telecommunication Services & Equipment - 1.0%
   9,300 Centurytel, Inc. .......................................        369,675
   9,400 *General Instrument Corp. ..............................        399,500
  38,100 *MediaOne Group, Inc. ..................................      2,833,687
  42,800 Nortel Networks Corp ...................................      3,715,575
   7,200 Scientific Atlanta, Inc. ...............................        259,200
                                                                    ------------
                                                                       7,577,637
                                                                    ------------
         Textile & Apparel - 0.1%
   7,400 *Fruit Of The Loom Ltd. Cl. A...........................         72,150
   7,900 V. F. Corp. ............................................        337,725
                                                                    ------------
                                                                         409,875
                                                                    ------------
         Thrift Institutions - 0.1%
   4,700 Golden West Financial Corp. ............................        460,600
                                                                    ------------
         Transportation - 0.9%
  11,200 *AMR Corp. .............................................        764,400
  28,092 Burlington Northern Santa Fe Corp. .....................        870,852
  12,900 CSX Corp. ..............................................        584,531
   9,000 Delta Air Lines, Inc. ..................................        518,625
  18,000 *FDX Corp. .............................................        976,500
   6,500 Kansas City Southern Industries, Inc. ..................        414,781
  24,000 Laidlaw, Inc. ..........................................        177,000
  25,600 Norfolk Southern Corp. .................................        771,200
   6,200 Ryder Systems, Inc. ....................................        161,200
  23,000 Southwest Airlines Co. .................................        715,875
  17,600 Union Pacific Corp. ....................................      1,026,300
   4,400 *US Airways Group, Inc. ................................        191,675
                                                                    ------------
                                                                       7,172,939
                                                                    ------------
         Utilities - Electric - 1.8%
  13,900 *AES Corp. .............................................        807,937
   6,900 Ameren Corp. ...........................................        264,788
  14,100 American Electric Power Co., Inc. ......................        529,631

                                   EVERGREEN
                            Select Equity Index Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
         Utilities - Electric - continued
   9,100 Carolina Power & Light Co. .............................   $    389,594
   8,500 Cinergy Corp. ..........................................        272,000
   6,300 CMS Energy Corp. .......................................        263,813
  16,700 Consolidated Edison, Inc. ..............................        755,675
  14,900 Dominion Resources, Inc. ...............................        645,356
  10,300 DTE Energy Co. .........................................        412,000
  24,286 Duke Power Co. .........................................      1,320,551
  21,800 Edison International....................................        583,150
  14,400 Entergy Corp. ..........................................        450,000
  17,200 Firstenergy Corp. ......................................        533,200
   6,300 Florida Progress Corp. .................................        260,269
  13,000 FPL Group, Inc. ........................................        710,125
   6,400 GPU, Inc. ..............................................        270,000
   5,800 New Century Energies, Inc. .............................        225,113
  12,600 *Niagara Mohawk Holdings, Inc. .........................        202,388
   7,700 Northern State Power Corp. .............................        186,244
  16,500 PacifiCorp..............................................        303,187
  13,300 PECO Energy Co. ........................................        556,937
  23,700 PG & E Corp.  ..........................................        770,250
   7,600 PP&L Resources, Inc. ...................................        233,700
  12,500 Public Service Enterprise Group, Inc. ..................        510,937
  12,114 Sempra Energy...........................................        274,079
  45,100 Southern Co. ...........................................      1,195,150
  18,185 Texas Utilities Co. ....................................        750,131
                                                                    ------------
                                                                      13,676,205
                                                                    ------------
         Utilities - Gas - 0.3%
   4,250 Columbia Energy Group...................................        266,422
   4,600 NICOR, Inc. ............................................        175,087
   6,300 Oneok, Inc. ............................................        200,025
   5,200 Peoples Energy Corp. ...................................        195,975
  27,900 Williams Companies, Inc. ...............................      1,187,494
                                                                    ------------
                                                                       2,025,003
                                                                    ------------
         Utilities - Telephone - 6.7%
  17,500 ALLTEL Corp. ...........................................      1,251,250
  70,900 Ameritech Corp. ........................................      5,211,150
 205,127 AT&T Corp. .............................................     11,448,650
  99,624 Bell Atlantic Corp. ....................................      6,512,919
 124,900 BellSouth Corp. ........................................      5,854,687
  10,200 Frontier Corp. .........................................        601,800
  64,500 GTE Corp. ..............................................      4,885,875
  18,500 *Nextel Communications, Inc. Cl. A......................        928,469

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
             Utilities - Telephone - continued
     128,372 SBC Communications, Inc. ..........................   $  7,445,576
      56,800 Sprint Corp. ......................................      2,999,750
      28,900 *Sprint Corp. (PCS Group)..........................      1,650,913
      34,295 U.S. West, Inc. ...................................      2,014,831
                                                                   ------------
                                                                     50,805,870
                                                                   ------------
             Utilities - 0.1%
      10,700 Central & South West Corp. ........................        250,113
      16,000 Unicom Corp. ......................................        617,000
                                                                   ------------
                                                                        867,113
                                                                   ------------
             Total Common Stocks (cost $502,156,920)............    729,818,598
                                                                   ------------
--------------------------------------------------------------------------------
  Principal
   Amount
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 4.2%
             Repurchase Agreement - 4.0%
 $30,608,940 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999,
              maturity value $30,612,979
              (cost $30,608,940)(a).............................   $ 30,608,940
                                                                   ------------
             U.S. Government Agency Obligations - 0.2%
             United States Treasury Bills+
     167,000 4.27%, 7/8/1999....................................        166,861
      10,000 4.43%, 7/22/1999...................................          9,974
     480,000 4.48%, 8/19/1999...................................        477,070
     130,000 4.48%, 9/2/1999....................................        128,981
     230,000 4.51%, 8/26/1999...................................        228,386
     290,000 4.52%, 9/16/1999...................................        287,196
      70,000 4.535%, 8/26/1999..................................         69,506
      25,000 4.59%, 9/16/1999...................................         24,755
     110,000 4.61%, 9/23/1999...................................        108,817
                                                                   ------------
                                                                      1,501,546
                                                                   ------------
             Total Short-Term Investments
              (cost $32,110,486)................................     32,110,486
                                                                   ------------
             Total Investments -
              (cost $534,267,406)........................   100.5%  761,929,084
             Other Assets and
              Liabilities - net..........................    (0.5)   (3,986,944)
                                                            -----  ------------
             Net Assets..................................   100.0% $757,942,140
                                                            =====  ============

                                   EVERGREEN
                            Select Equity Index Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

(a) At June 30, 1999, the repurchase agreement was collateralized by:
    $8,350,000 U.S. Treasury Notes, 6.625%, 4/30/2002; value including accrued interest - $8,619,135. $154,000 U.S. Treasury Notes, 6.50%, 5/31/2002;
    value including accrued interest - $157,708. $875,000 U.S. Treasury Notes, 6.375%, 8/15/2002; value including accrued interest - $908,927. $30,000
    U.S. Treasury Notes, 5.50%, 1/31/2003; value including accrued interest - $30,337. $10,000,000 U.S. Treasury Notes, 5.50%, 2/28/2003; value includ-
    ing accrued interest - $10,060,437. $792,000 U.S. Treasury Notes, 5.75%, 4/30/2003; value including accrued interest - $795,834. $65,000 U.S. Trea-sury Notes, 5.50%, 5/31/2003; value including accrued interest - $64,419. $1,100,000 U.S. Treasury Notes, 5.375%, 6/30/2003; value including accrued interest - $1,080,409. $900,000 U.S. Treasury Notes, 5.75%, 8/15/2003;
    value including accrued interest - $914,241. $50,000 U.S. Treasury Notes, 4.25%, 11/15/2003; value including accrued interest - $47,156. $4,610,000
    U.S. Treasury Notes, 4.75%, 2/15/2004; value including accrued interest - $4,483,607. $3,277,000 U.S. Treasury Notes, 5.25%, 5/15/2004; value in-
    cluding accrued interest - $3,219,741. $509,000 U.S. Treasury Notes, 7.25%, 8/15/2004; value including accrued interest - $551,551. $265,000 U.S. Trea-sury Notes, 7.875%, 11/15/2004; value including accrued interest - $290,547.
*   Non-income producing security.
** At June 30, 1999, the Fund owned 64,560 shares of First Union Corp. common stock, an affiliated issuer, with cost of $2,995,456. During the year ended June 30, 1999, the Fund earned $74,261 in dividend income from this invest-ment. This investment in First Union Corp. enables the Fund to maintain a similar weighting as that of the S&P 500 Index.
+ Securities are being held in a segregated account at the Fund's custodian for initial margin deposits on open future contracts.

Futures Contracts:

Number of                                                       Unrealized
Contracts     Description     Position    Cost     Market Value    Gain
--------------------------------------------------------------------------
   71      S&P September 1999   Long   $23,436,447 $24,525,175  $1,088,728
                                       =========== ===========  ==========

                       See Notes to Financial Statements.

                                   EVERGREEN
                            Select Equity Index Fund

                      Statement of Assets and Liabilities
                                 June 30, 1999

--------------------------------------------------------------------------------

Assets
 Identified cost of securities....................................  $534,267,406
 Net unrealized gains on securities...............................   227,661,678
--------------------------------------------------------------------------------
 Market value of securities.......................................   761,929,084
 Receivable for securities sold...................................     3,624,929
 Receivable for Fund shares sold..................................     2,449,471
 Dividends and interest receivable................................       623,761
 Receivable for daily variation margin on open futures contracts..       443,750
 Prepaid expenses and other assets................................        59,157
--------------------------------------------------------------------------------
  Total assets....................................................   769,130,152
--------------------------------------------------------------------------------
Liabilities
 Payable for securities purchased.................................    10,707,556
 Payable for Fund shares redeemed.................................       223,234
 Advisory fee payable.............................................        62,653
 Distribution Plan expenses payable...............................        34,299
 Due to other related parties.....................................        14,656
 Accrued expenses and other liabilities...........................       145,614
--------------------------------------------------------------------------------
  Total liabilities...............................................    11,188,012
--------------------------------------------------------------------------------
Net assets........................................................  $757,942,140
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital..................................................  $525,808,429
 Undistributed net investment income..............................       506,359
 Accumulated net realized gains on securities and futures
  contracts.......................................................     2,876,946
 Net unrealized gains on securities and futures contracts.........   228,750,406
--------------------------------------------------------------------------------
  Total net assets................................................  $757,942,140
--------------------------------------------------------------------------------
Net assets consists of
 Class I..........................................................  $570,864,134
 Class IS.........................................................    38,051,115
 Class A..........................................................    38,203,130
 Class B..........................................................   107,334,415
 Class C..........................................................     3,489,346
--------------------------------------------------------------------------------
  Total net assets................................................  $757,942,140
--------------------------------------------------------------------------------
Shares outstanding
 Class I..........................................................    10,966,013
 Class IS.........................................................       731,160
 Class A..........................................................       734,257
 Class B..........................................................     2,064,166
 Class C..........................................................        67,023
--------------------------------------------------------------------------------
Net asset value per share
 Class I..........................................................  $      52.06
--------------------------------------------------------------------------------
 Class IS.........................................................  $      52.04
--------------------------------------------------------------------------------
 Class A..........................................................  $      52.03
--------------------------------------------------------------------------------
 Class A -- Offering price (based on sales charge of 4.75%).......  $      54.62
--------------------------------------------------------------------------------
 Class B..........................................................  $      52.00
--------------------------------------------------------------------------------
 Class C..........................................................  $      52.06
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                   EVERGREEN
                            Select Equity Index Fund

                            Statement of Operations
                            Year Ended June 30, 1999

--------------------------------------------------------------------------------

Investment income
 Dividends (net of foreign withholding taxes of $78,048).......... $ 6,146,395
 Interest.........................................................     587,710
-------------------------------------------------------------------------------
 Total investment income..........................................   6,734,105
-------------------------------------------------------------------------------
Expenses
 Advisory fee.....................................................   1,802,977
 Distribution Plan expenses.......................................     352,797
 Administrative services fees.....................................     108,317
 Transfer agent fee...............................................     190,933
 Custodian fee....................................................     193,442
 Registration and filing fees.....................................     149,170
 Other............................................................     100,227
-------------------------------------------------------------------------------
 Total expenses...................................................   2,897,863
-------------------------------------------------------------------------------
Less: Fee credits.................................................     (20,140)
  Fee waivers and expense reimbursements..........................  (1,159,599)
-------------------------------------------------------------------------------
 Net expenses.....................................................   1,718,124
-------------------------------------------------------------------------------
 Net investment income............................................   5,015,981
-------------------------------------------------------------------------------
Net realized and unrealized gains on securities and futures
 contracts
 Net realized gains:
 Securities.......................................................  17,694,111
 Futures contracts................................................   1,424,744
-------------------------------------------------------------------------------
 Net realized gains on securities and futures contracts...........  19,118,855
-------------------------------------------------------------------------------
 Net change in unrealized gains on securities and futures
  contracts.......................................................  69,198,431
-------------------------------------------------------------------------------
 Net realized and unrealized gains on securities and futures contracts.......................................................  88,317,286
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations.............. $93,333,267
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                   EVERGREEN
                            Select Equity Index Fund

                      Statements of Changes in Net Assets

                                                       Year Ended June 30,
                                                    --------------------------
                                                        1999          1998
-------------------------------------------------------------------------------
Operations
 Net investment income............................  $  5,015,981  $  3,413,675
 Net realized gains on securities and futures
  contracts.......................................    19,118,855     8,187,482
 Net change in unrealized gains on securities and
  futures contracts...............................    69,198,431    61,048,757
-------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations......................................    93,333,267    72,649,914
-------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
 Class I..........................................    (4,162,159)   (3,273,106)
 Class IS.........................................      (242,056)     (112,369)
 Class A..........................................       (80,573)            0
 Class B..........................................       (52,475)            0
 Class C..........................................          (692)            0
-------------------------------------------------------------------------------
Total distributions from net investment income....    (4,537,955)   (3,385,475)
-------------------------------------------------------------------------------
 Net realized gains
 Class I..........................................   (17,615,538)   (8,013,181)
 Class IS.........................................    (2,041,449)     (280,914)
 Class A..........................................       (10,507)            0
 Class B..........................................       (32,427)            0
-------------------------------------------------------------------------------
Total distributions from net realized gains.......   (19,699,921)   (8,294,095)
-------------------------------------------------------------------------------
Total distributions to shareholders...............   (24,237,876)  (11,679,570)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold........................   473,037,440    58,049,305
 Payment for shares redeemed......................  (136,826,407)  (45,817,872)
 Net asset value of shares issued in reinvestment
  of distributions................................    22,881,422    10,632,287
-------------------------------------------------------------------------------
 Net increase in net assets resulting from capital
  share transactions..............................   359,092,455    22,863,720
-------------------------------------------------------------------------------
  Total increase in net assets....................   428,187,846    83,834,064
Net assets
 Beginning of period..............................   329,754,294   245,920,230
-------------------------------------------------------------------------------
 End of period....................................  $757,942,140  $329,754,294
-------------------------------------------------------------------------------
Undistributed net investment income...............  $    506,359  $     28,200
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                         Notes to Financial Statements
1. ORGANIZATION

The Evergreen Select Equity Index Fund (the "Fund") is registered under the In-vestment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a separate series of Ever-green Select Equity Trust, a Delaware business trust organized on September 18, 1997.

The Fund offers Class A, Class B, Class C, Class I ("Institutional Class"), and Class IS ("Institutional Service Class") shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares and Class C shares are sold without a front end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to contingent deferred sales charge payable on the shares redeemed within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongo-ing distribution fee.

2. ACQUISITION

Effective at the close of business July 24, 1998, the Fund acquired all of the net assets of CoreFund Equity Index Fund ("CoreFund"), an open-end management investment company registered under the 1940 Act in a non-taxable exchange of shares. Shareholders of Class A and Class Y shares of the CoreFund became own-ers of that number of full and fractional shares of Class IS and Class I, re-spectively, of the Fund having an aggregate net asset value equal to the aggre-gate net asset value of their shares of the CoreFund immediately prior to the close of business July 24, 1998. Shareholders of Class B shares from the CoreFund received Class IS shares with an aggregate net asset value equal to the aggregate net asset value of their shares of the CoreFund immediately prior to the close of business July 24, 1998. The Fund had no operations prior to the merger. Since both the Fund and the CoreFund were similar funds, and the CoreFund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting survivor. In the merger of CoreFund Class A and Class B to the Funds Class IS Shares, CoreFund Class A is the accounting survivor and as such its operating results as presented in the financial highlights are carried forward. Shareholders of CoreFund Class B Shares received 43,220 Shares of Class IS as a result of the merger.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported here-in. Actual results could differ from these estimates.

A. Valuation of Securities
The Fund values securities traded on an established securities exchange or in-cluded in the Nasdaq National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which valuations are not available from an in-dependent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts (and amortization of premiums). Dividend income is recorded on the ex-dividend date.

D. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Federal Taxes
The Fund has qualified and intends to continue to qualify as a regulated in-vestment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. Certain distributions paid during previous years have been reclassified to conform with current year presentation.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class A, Class B, Class C and Class IS.

4. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with a $0.001 par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B, Class C, Class I, and Class IS. Transactions in shares of the Fund were as follows:

                                        Year Ended June 30,
                          ---------------------------------------------------
                                    1999                      1998
                          -------------------------  ------------------------
                            Shares       Amount        Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold..............  6,042,846  $ 285,769,694   1,200,500  $ 49,812,731
Shares redeemed.......... (2,377,803)  (106,433,062) (1,084,461)  (44,321,135)
Shares issued in
 reinvestment of
 distributions...........    473,952     20,448,200     254,748    10,201,985
------------------------------------------------------------------------------
Net increase.............  4,138,995    199,784,832     370,787    15,693,581
------------------------------------------------------------------------------
Class IS
Shares sold..............    442,280     20,862,310     203,866     8,236,574
Shares issued in
 acquisition of CoreFund
 Class B Shares..........     43,220      2,010,366         --            --
Shares redeemed..........    (65,194)    (6,348,972)    (35,496)   (1,496,737)
Shares issued in
 reinvestment of
 distributions...........     52,714      2,258,939      10,703       430,302
------------------------------------------------------------------------------
Net increase.............    473,020     18,782,643     179,073     7,170,139
------------------------------------------------------------------------------
Class A*
Shares sold..............  1,148,902     56,545,137         --            --
Shares redeemed..........   (416,523)   (20,942,814)        --            --
Shares issued in
 reinvestment of
 distributions...........      1,878         90,280         --            --
------------------------------------------------------------------------------
Net increase.............    734,257     35,692,603         --            --
------------------------------------------------------------------------------
Class B**
Shares sold..............  2,124,978    104,464,062         --            --
Shares redeemed..........    (62,624)    (3,100,383)        --            --
Shares issued in
 reinvestment of
 distributions...........      1,812         83,415         --            --
------------------------------------------------------------------------------
Net increase.............  2,064,166    101,447,094         --            --
------------------------------------------------------------------------------
Class C***
Shares sold..............     67,034      3,385,871         --            --
Shares redeemed..........        (23)        (1,176)        --            --
Shares issued in
 reinvestment of
 distributions...........         12            588         --            --
------------------------------------------------------------------------------
Net Increase.............     67,023      3,385,283         --            --
------------------------------------------------------------------------------
Net increase.............             $ 359,092,455              $ 22,863,720
------------------------------------------------------------------------------

  * For the period from November 4, 1998 (commencement of class operations) to June 30, 1999.
 ** For the period from November 3, 1998 (commencement of class operations) to
    June 30, 1999.
*** For the period from April 30, 1999 (commencement of class operations) to June 30, 1999.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $408,936,500 and $94,545,096, respectively for the year ended June 30, 1999.

On June 30, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                 Gross              Gross                Net
                               Unrealized         Unrealized          Unrealized
               Tax Cost       Appreciation       Depreciation        Appreciation
             --------------------------------------------------------------------
             $535,991,116     $230,964,626       ($5,026,658)        $225,937,968

6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans for each class of shares, except Class I, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through "Distribution Plan expenses". Each class, except Class I, cur-rently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the av-erage daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. During the year ended June 30, 1999, amounts paid to EDI pursuant to the Fund's Class A, Class B, Class C and Class IS Distribution Plans were $24,578, $256,241, $3,111 and $68,867, respectively.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

7. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
 TRANSACTIONS

First Union National Bank ("FUNB"), serves as the investment advisor to the Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets.

FUNB has voluntarily agreed to waive a portion of the investment advisory fee on the Fund. For the year ended June 30, 1999, FUNB voluntarily waived their fees by $1,159,599.

Evergreen Investment Services ("EIS"), a subsidiary of First Union Corporation ("First Union"), serves as the administrator and BISYS serves as the sub-admin-istrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. As sub-administrator to the Fund, BISYS provides the officers of the Fund. Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

The administrator and sub-administrator for the Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net assets of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund. For the year ended June 30, 1999, EIS and BISYS were paid $86,062 and $22,255, respectively, for providing their services.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund. The Fund has entered into an expense offset arrangement with ESC relating to certain cash balances held at First Union for the benefit of the Evergreen Funds.

8. EXPENSE OFFSET ARRANGEMENTS

The Fund has entered into expense offset arrangements with ESC and their custo-dian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by the Fund was $20,140 and the impact on the Fund's expense ratio represented as a percentage of its average daily net assets was less than 0.01%.

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and is subject to the Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum was incurred on the un-used portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Markets Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the participating Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective in December 22, 1998 among all of the Ever-green Funds, State Street and the Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected.

During the year ended June 30, 1999, the Fund had no borrowings under these agreements.

                          Independent Auditors' Report

The Board of Trustees and Shareholders of
Evergreen Select Equity Index Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Evergreen Select Equity Index Fund as of June 30, 1999, and the related statements of operations and changes in net as-sets for the year then ended and the financial highlights for the year or pe-riod ended June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to ex-press an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1998 and the financial highlights for each of the years or periods ended June 30, 1998 or prior were audited by other auditors whose report, dated Au-gust 25, 1998, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Select Equity Index Fund as of June 30, 1999, the results of its opera-tions, changes in its net assets and financial highlights for the year or pe-riod ended June 30, 1999 in conformity with generally accepted accounting prin-ciples.

                                                     KPMG LLP

Boston, Massachusetts
August 6, 1999

ADDITIONAL INFORMATION (Unaudited)

YEAR 2000

Like other investment companies, the Fund could be adversely affected if the computer systems used by the Fund's investment advisors and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Fund's investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Fund from this problem.

DISTRIBUTIONS TO SHAREHOLDERS

On July 1, 1999, the Fund declared distributions from net investment income of $0.031, $0.042 and $0.031 per share for Class A, Class I and Class IS, respec-tively. The distribution is payable on July 2, 1999 to shareholders of record on June 30, 1999. These distributions are not reflected in the accompanying fi-nancial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS

Pursuant to section 852 of the Internal Revenue Code, the Fund has designated $19,444,492 as long-term capital gain distributions for the fiscal year ended June 30, 1999. The per share capital distribution was $3.05 each for Class I, Class IS, Class A and Class B.

For corporate shareholders, 78.96% of ordinary income dividends paid during the fiscal year ended June 30, 1999 qualified for the dividends received deduction.

Shareholders are advised to use information received on Form 1099 to determine their taxable long-term capital gain distribution rather than the per share amounts presented above.

                             Evergreen Select Funds

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

Municipal Fixed Income
Intermediate Term Municipal Bond Fund

Taxable Fixed Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

Growth and Income/ Balanced
Equity Income Fund
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles
Secular Growth Fund

94098                                              547173           08/99

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